Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2012	2011	2010
Land	—	$723	$753	$682
Buildings and land improvements	20-45	6,214	5,857	5,174
Machinery, equipment and other	3-10	16,073	14,435	13,414
Equipment leased to others	1-10	4,658	4,285	4,444
Construction-in-process	—	2,264	1,996	1,192

Total property, plant and equipment, at cost		29,932	27,326	24,906
Less: Accumulated depreciation		(13,471)	(12,931)	(12,367)
Property, plant and equipment–net		$16,461	$14,395	$12,539

Assets recorded under capital leases

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2012	2011	2010
Gross capital leases [2]	$134	$131	$251
Less: Accumulated depreciation	(58)	(75)	(134)
Net capital leases	$76	$56	$117

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases	At December 31, 2012, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$15	$10	$7	$18	$4	$34

Equipment leased to others

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2012	2011	2010
Equipment leased to others–at original cost	$4,658	$4,285	$4,444
Less: Accumulated depreciation	(1,383)	(1,406)	(1,533)
Equipment leased to others–net	$3,275	$2,879	$2,911

Scheduled minimum rental payments to be received for equipment leased to others	At December 31, 2012, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$798	$551	$337	$187	$74	$35